Earnings per share	12 Months Ended
Dec. 31, 2025
Earnings per share [abstract]
Earnings per share	11 Earnings per share
Earnings used in the basic, diluted and headline earnings per share calculation represent the profit attributable to the ordinary equity shareholders after deducting amounts representing the coupon on perpetual hybrid bonds on a pro-rata basis regardless of whether or not coupons have been declared and paid in the period, as required by IAS 33 Earnings per Share. In addition, as explained in note 22(d), during 2025, the Group redeemed its €1 billion 3% perpetual hybrid bonds from the holders of the securities. As required by IAS 33, the loss on redemption is required to be deducted from Group earnings in the earnings per share calculation. The loss on redemption of these bonds includes a redemption premium net of tax of £2 million, issuance and discount costs capitalised in 2021 net of tax of £8 million, as well as £29 million in relation to the difference in spot rates between issuance and redemption. The latter component has been treated as an adjusting item for the purpose of calculating the Group’s adjusted earnings per share below. Below is a reconciliation of the earnings used to calculate earnings per share:

	2025 £m	2024 £m	2023 £m
Earnings/(loss) attributable to owners of the parent	7,764	3,068	(14,367)
Coupon on perpetual hybrid bonds	(64)	(56)	(59)
Tax on coupon on perpetual hybrid bonds	16	14	14
Loss on redemption of perpetual hybrid bonds	(39)	—	—
Earnings/(loss)	7,677	3,026	(14,412)
In 2023, the Group reported a loss for the year. Following the requirements of IAS 33 Earnings per Share, the impact of share options would be antidilutive and are excluded from the calculation of diluted earnings per share. Below is a reconciliation from basic to diluted earnings per share for 2025 and 2024:

			2025			2024			2023
	Earnings £m	Weighted average number of shares m	Earnings per share pence	Earnings £m	Weighted average number of shares m	Earnings per share pence	Loss £m	Weighted average number of shares m	Loss per share pence
Basic earnings/(loss) per share (ordinary shares of 25p each)	7,677	2,187	351.0	3,026	2,214	136.7	(14,412)	2,229	(646.6)
Share options	—	12	(1.9)	—	11	(0.7)	—	—	—
Diluted earnings/(loss) per share*	7,677	2,199	349.1	3,026	2,225	136.0	(14,412)	2,229	(646.6)
Note:
*In 2023, the Group reported a loss for the year. Following the requirements of IAS 33, the impact of share options would be antidilutive and is therefore excluded, for 2023, from the calculation of diluted earnings per share, calculated in accordance with IFRS. For remuneration purposes, and reflective of the Group's positive earnings on an adjusted basis, management included the dilutive effect of share options in calculating adjusted diluted earnings per share. There were 8 million share options on a weighted average basis in 2023.
Adjusted earnings per share calculation
Earnings have been affected by a number of adjusting items, which are described in notes 3 to 10. Adjusting items are significant items in the profit from operations, net finance costs, taxation and the Group’s share of the post-tax results of associates and joint ventures which individually or, if of a similar type, in aggregate, are relevant to an understanding of the Group’s underlying financial performance. In addition, in relation to the redemption of the Euro perpetual hybrid bonds, the impact of the difference in spot rates between issuance and redemption has been treated as an adjusting item. The Group believes that these items are useful to users of the Group financial statements in helping them to understand the underlying business performance. To illustrate the impact of these items, an adjusted earnings per share calculation is shown below.

							Basic
		2025		2024		2023
	Notes	Earnings £m	Earnings per share pence	Earnings £m	Earnings per share pence	(Loss)/ earnings £m	(Loss)/ Earnings per share pence
Basic earnings/(loss) per share		7,677	351.0	3,026	136.7	(14,412)	(646.6)
Effect of amortisation and impairment of goodwill, trademarks and similar intangibles	4	1,861	85.2	2,318	104.7	27,816	1,247.9
Tax and non-controlling interests on amortisation and impairment of goodwill, trademarks and similar intangibles	10(e)	(362)	(16.6)	(522)	(23.6)	(5,390)	(241.8)
Effect of impairment charges in respect of the Group's head office	4	—	—	75	3.4	—	—
Tax on impairment charges in respect of the Group's head office	10(e)	—	—	(10)	(0.5)	—	—
Effect of impairment charges in respect of the Group's operations in Cuba	4	—	—	74	3.3	—	—
Non-controlling interests on impairment charges in respect of the Group's operations in Cuba	10(e)	—	—	(38)	(1.7)	—	—
Effect of settlement of historical litigation in relation to the Fox River	5(d)	—	—	(132)	(6.0)	—	—
Tax on settlement of historical litigation in relation to the Fox River	10(e)	—	—	22	1.0	—	—
Net effect of excise and VAT cases	5(c), 6(k)	—	—	—	—	(167)	(7.5)
Tax on excise and VAT cases	10(e)	—	—	—	—	41	1.8
Effect of the changes in provision in relation to the Approved Plans in Canada and associated costs	6(c)	(705)	(32.1)	6,203	280.2	—	—
Tax on the changes in provision in relation to the Approved Plans in Canada and associated costs	10(e)	182	8.3	(1,644)	(74.3)	—	—
Effect of disposal of subsidiaries	6(f)	—	—	—	—	546	24.5
Effect of charges in respect of DOJ and OFAC investigations	6(h)	—	—	4	0.2	75	3.4
Effect of impairment of held-for-sale assets and associated costs	6(j)	235	10.7	—	—	—	—
Non-controlling interests on impairment of held-for- sale assets	10(e)	(115)	(5.3)	—	—	—	—
Effect of planned disposal of subsidiaries	6(j)	—	—	—	—	(195)	(8.7)
Effect of Romania and Brazil other taxes	6(k)	(15)	(0.7)	449	20.3	47	2.1
Tax on Romania and Brazil other taxes	10(e)	1	—	(2)	(0.1)	(16)	(0.7)
Effect of restructuring costs	7	66	3.0	—	—	(2)	(0.1)
Tax and non-controlling interests on restructuring costs	10(e)	(26)	(1.2)	—	—	(3)	(0.1)
Other adjusting items	3, 6(d),6(g),6(i)	133	6.1	163	7.4	96	4.3
Tax effect on other adjusting items	10(e)	(19)	(0.9)	(44)	(2.0)	(22)	(1.0)
Effect of early repurchase of bonds	8(b)	—	—	(590)	(26.6)	29	1.3
Tax effect of early repurchase of bonds	10(e)	—	—	141	6.4	(8)	(0.4)
Effect of adjusting net finance costs	8(b)	170	7.8	99	4.5	67	3.0
Tax effect of adjusting net finance costs	10(e)	(61)	(2.8)	(26)	(1.2)	(18)	(0.8)
Effect of gains related to the partial divestment of shares held in ITC	9(a)	(898)	(41.0)	(1,361)	(61.5)	—	—
Capital gains tax and deferred tax associated with the partial divestment of shares held in ITC and hotels business demerger	10(e)	35	1.6	36	1.6	—	—
Effect of associates' adjusting items net of tax	9(a)	(341)	(15.6)	(18)	(0.8)	(8)	(0.4)
Deferred tax relating to changes in tax rates	10(d)	(203)	(9.3)	(267)	(12.1)	(97)	(4.4)
Adjusting items in tax	10(d)	99	4.5	110	5.0	24	1.2
Redemption of perpetual hybrid bond - difference in spot rates	22(d)	29	1.3	—	—	—	—
Adjusted earnings per share (basic)		7,743	354.0	8,066	364.3	8,403	377.0

							Diluted
		2025		2024		2023
	Notes	Earnings £m	Earnings per share pence	Earnings £m	Earnings per share pence	(Loss)/ earnings £m	(Loss)/ Earnings per share pence
Diluted earnings/(loss) per share		7,677	349.1	3,026	136.0	(14,412)	(646.6)
Effect of amortisation and impairment of goodwill, trademarks and similar intangibles	4	1,861	84.7	2,318	104.2	27,816	1,247.9
Tax and non-controlling interests on amortisation and impairment of goodwill, trademarks and similar intangibles	10(e)	(362)	(16.5)	(522)	(23.5)	(5,390)	(241.8)
Effect of impairment charges in respect of the Group's head office	4	—	—	75	3.4	—	—
Tax on impairment charges in respect of the Group's head office	10(e)	—	—	(10)	(0.5)	—	—
Effect of impairment charges in respect of the Group's operations in Cuba	4	—	—	74	3.3	—	—
Non-controlling interests on impairment charges in respect of the Group's operations in Cuba	10(e)	—	—	(38)	(1.7)	—	—
Effect of settlement of historical litigation in relation to the Fox River	5(d)	—	—	(132)	(5.9)	—	—
Tax on settlement of historical litigation in relation to the Fox River	10(e)	—	—	22	1.0	—	—
Net effect of excise and VAT cases	5(c), 6(k)	—	—	—	—	(167)	(7.5)
Tax on excise and VAT cases	10(e)	—	—	—	—	41	1.8
Effect of the changes in provision in relation to the Approved Plans in Canada and associated costs	6(c)	(705)	(32.0)	6,203	278.9	—	—
Tax on the changes in provision in relation to the Approved Plans in Canada and associated costs	10(e)	182	8.3	(1,644)	(73.9)	—	—
Effect of disposal of subsidiaries	6(f)	—	—	—	—	546	24.5
Effect of charges in respect of DOJ and OFAC investigations	6(h)	—	—	4	0.2	75	3.4
Effect of impairment of held-for-sale assets and associated costs	6(j)	235	10.7	—	—	—	—
Non-controlling interests on impairment of held-for- sale assets	10(e)	(115)	(5.2)	—	—	—	—
Effect of planned disposal of subsidiaries	6(j)	—	—	—	—	(195)	(8.7)
Effect of Romania and Brazil other taxes	6(k)	(15)	(0.7)	449	20.2	47	2.1
Tax on Romania and Brazil other taxes	10(e)	1	—	(2)	(0.1)	(16)	(0.7)
Effect of restructuring costs	7	66	3.0	—	—	(2)	(0.1)
Tax and non-controlling interests on restructuring costs	10(e)	(26)	(1.2)	—	—	(3)	(0.1)
Other adjusting items	3, 6(d)6(g),6(i)	133	6.0	163	7.3	96	4.3
Tax effect on other adjusting items	10(e)	(19)	(0.9)	(44)	(2.0)	(22)	(1.0)
Effect of early repurchase of bonds	8(b)	—	—	(590)	(26.5)	29	1.3
Tax effect of early repurchase of bonds	10(e)	—	—	141	6.3	(8)	(0.4)
Effect of adjusting net finance costs	8(b)	170	7.7	99	4.4	67	3.0
Tax effect of adjusting net finance costs	10(e)	(61)	(2.8)	(26)	(1.2)	(18)	(0.8)
Effect of gains related to the partial divestment of shares held in ITC	9(a)	(898)	(40.8)	(1,361)	(61.1)	—	—
Capital gains tax and deferred tax associated with the partial divestment of shares held in ITC and hotels business demerger	10(e)	35	1.6	36	1.6	—	—
Effect of associates' adjusting items net of tax	9(a)	(341)	(15.5)	(18)	(0.8)	(8)	(0.4)
Deferred tax relating to changes in tax rates	10(d)	(203)	(9.2)	(267)	(12.0)	(97)	(4.4)
Adjusting items in tax	10(d)	99	4.5	110	4.9	24	1.2
Redemption of perpetual hybrid bond - difference in spot rates	22(d)	29	1.3	—	—	—	—
Impact of dilution*							(1.4)
Adjusted diluted earnings per share		7,743	352.1	8,066	362.5	8,403	375.6
Note:* In 2023, the Group reported a loss for the year. Following the requirements of IAS 33, the impact of share options would be antidilutive and is therefore excluded, for 2023, from the calculation of diluted earnings per share, calculated in accordance with IFRS. For remuneration purposes, and reflective of the Group's positive earnings on an adjusted basis, management included the dilutive effect of share options in calculating adjusted diluted earnings per share.